Financial Information of the Parent Company (Details) - Schedule of Balance Sheets - VIE [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 324,303	$ 45,677	¥ 34,314,420
Due from a related party	1,003,476	141,337	1,044,993
Total current assets	1,327,779	187,014	35,359,413
Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries			220,666,567
Amounts due from subsidiaries, VIE and VIE’s subsidiaries	85,581,297	12,053,874	114,574,974
Total non-current assets	85,581,297	12,053,874	315,241,541
Total assets	86,909,076	12,240,888	350,600,954
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	109,361,012	15,403,176
Accrued expenses and other liabilities	1,053,376	148,365	487,302
Total current liabilities	110,414,388	15,551,541	487,302
Total liabilities	110,414,388	15,551,541	487,302
Shareholders’ equity (deficit):
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 121,110,000 issued and outstanding as of December 31, 2022 and 2023)	77,747	12,111	77,746
Additional paid-in capital	238,567,906	33,600,426	242,093,942
Statutory reserves	23,557,710	3,318,034	23,599,304
Retained earnings (accumulated deficit)	(291,805,140)	(41,099,902)	81,822,030
Accumulated other comprehensive income	6,096,465	858,678	2,520,630
Total shareholders’ equity (deficit)	(23,505,312)	(3,310,653)	350,113,652
Total liabilities and shareholders’ equity (deficit)	¥ 86,909,076	$ 12,240,888	¥ 350,600,954